Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 211,863,630	$ 21,301
Restricted cash		146,043	39,196
Advance to suppliers, net		1,440,000
Inventories		2,106,957
Deferred offering costs			284,660
Prepaid expenses and other current assets		24,722,060	7,315,190
Total current assets		240,278,690	13,866,225
Non-current assets:
Property and equipment, net		1,657,466	33,476
Intangible assets, net		6,569
Operating lease right-of-use asset, net		5,328,786
PIPE escrow account		100,000,005
Long-term investment
Total non-current assets		106,992,826	33,476
TOTAL ASSETS		347,271,516	13,899,701
Current liabilities:
Accounts payable		4,911,590	8,106,757
Loans from a third party		16,818,419	25,391,607
Warrant liabilities		500,662
Accrued expenses and other current liabilities		33,096,002	28,347,242
Lease liabilities, current		1,549,725
Total current liabilities		66,538,864	69,387,516
Non-current liabilities:
Lease liabilities, non current		3,920,806
Total non-current liabilities		8,843,093
TOTAL LIABILITIES		75,381,957	69,387,516
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 100,000,000 and 100,000,000 Class A Ordinary Shares authorized, as of December 31, 2022 and 2021, respectively; 32,715,010 and 32,715,010 Class A Ordinary Shares issued and outstanding as of December 31, 2022 and 2021, respectively)	[1]	3,272	3,272
Class B Ordinary Shares (par value of US$0.0001 per share; 400,000,000 and 400,000,000 Class B Ordinary Shares authorized, as of December 31, 2022 and 2021, respectively; 253,470,511 and 207,314,707 Class B Ordinary Shares issued and outstanding as of December 31, 2022 and 2021, respectively)	[1]	25,346	20,731
Subscription receivables		(575,587)	(2,717)
Additional paid-in capital		576,820,410	208,989,097
Accumulated deficit		(299,219,980)	(251,515,328)
Accumulated other comprehensive loss		(2,585,643)	(10,035,875)
NWTN Shareholders’ equity/(deficit)		274,467,818	(52,540,820)
Non-controlling interests		(2,578,259)	(2,946,995)
Total Shareholders’ equity/(deficit)		271,889,559	(55,487,815)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)		347,271,516	13,899,701
Related Party
Current assets:
Amounts due from related parties			6,205,878
Current liabilities:
Amounts due to related parties		9,662,466	7,541,910
Non-current liabilities:
Amounts due to a related party, non-current		$ 4,922,287

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.